Off-Balance Sheet Guarantees and Long Term Standby Purchase Commitments - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Purchase Commitment [Line Items]
Term of Guarantees Minimum	1 year
Term of Guarantees Maximum	30 years
Maximum Potential Exposure on Guarantees including Long Term Standby Commitments	$ 3,900,000,000	$ 3,600,000,000
Loans and leases receivable, impaired, loans past due period, minimum	90 days
Operating Leases, Rent Expense, Net	1,300,000	1,300,000	1,600,000
Collateralized Loan Obligations [Member] | Financial Guarantee [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Long-term Purchase Commitment [Line Items]
Guarantor Obligations, Current Carrying Value	13,400,000	15,800,000
Collateralized Loan Obligations [Member] | Long-Term Standby Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	2,300,000,000	2,200,000,000
Weighted average remaining maturity, Loans underlying guarantees not held by transferor	13 years 10 months 24 days	13 years 7 months 6 days
Collateralized Loan Obligations [Member] | Long-Term Standby Purchase Commitments On Or After January 1, 2003 [Member]
Long-term Purchase Commitment [Line Items]
Guarantor Obligations, Current Carrying Value	26,300,000	22,000,000
Off Balance Sheet Farmer Mac Guaranteed Securities [Member] | Collateralized Loan Obligations [Member] | Financial Guarantee [Member]
Long-term Purchase Commitment [Line Items]
Weighted average remaining maturity, Loans underlying guarantees not held by transferor	12 years 9 months 18 days	13 years 4 months 24 days
Guarantee obligations issued prior to January 1, 2003 [Member]
Long-term Purchase Commitment [Line Items]
Maximum Potential Exposure on Guarantees including Long Term Standby Commitments	108,700,000	474,700,000
Alternate minimum [Member]
Long-term Purchase Commitment [Line Items]
Loans and leases receivable, impaired, loans past due period, minimum	120 days
Minimum [Member] | USDA Securities [Member]
Long-term Purchase Commitment [Line Items]
Loans and Leases Receivable, Impaired, Loans Past Due Period, Alternate Minimum	60 days
Long-Term Standby Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Loans and leases receivable, impaired, loans past due period, minimum	90 days
Long-Term Standby Purchase Commitments [Member] | Alternate minimum [Member]
Long-term Purchase Commitment [Line Items]
Loans and Leases Receivable, Impaired, Loans Past Due Period, Alternate Minimum	120 days
Farm & Ranch Loans and USDA Guarantees [Member]
Long-term Purchase Commitment [Line Items]
Commitments and Contingencies	54,800,000	71,400,000
Rural Utilities [Member]
Long-term Purchase Commitment [Line Items]
Commitments and Contingencies	$ 26,300,000	$ 5,300,000